Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Commitments

The assets pledged as collaterals for loans of the Group is discussed in Note 13. BANK BORROWINGS.

The following table sets forth the Group’s contractual obligations as of June 30, 2025:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Current portion of long-term borrowing (i)	5,800	810	5,800	-	-	-
Short-term bank borrowing	17,172	2,397	17,172	-	-	-
Operating lease liabilities (ii)	5,974	834	2,282	3,140	552	-
Total	28,946	4,041	25,254	3,140	552	-

(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2025 is discussed in Note 13. BANK BORROWINGS.

(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2025, is discussed in Note 15. LEASES.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole except the following:

On July 1, 2021, Youpin Automobile Service Group Co., Ltd. (“Youpin”) signed an Investment Contract with the Wuhu High-Tech Industrial Development Zone Management Committee (the “Committee”) for a new energy vehicle industrial cluster project. Youpin set up Wuhu Youxu New Energy Technology Co., Ltd. as the project company, and the Committee agreed to provide financial subsidies. On October 15, 2021, the Committee paid the first-year rental subsidy (RMB 3 million) to the project company. However, because Youpin and the project company failed to meet operational targets, the Committee issued an Administrative Decision on August 29, 2024, demanded youpin to repay the RMB 3 million subsidy.  The Group reckon that the investment contract does not qualify as an administrative agreement, and defendant lacks authority to issue administrative decisions based on it. Youpin Group maintains that its non-compliance with the Investment Contract terms resulted from uncontrollable external factors, specifically the original landlord’s failure to vacate the premises as scheduled coupled with the disruptive effects of the COVID-19 pandemic, both of which constitute force majeure circumstances. As of the reporting date, the court has not yet rendered a final judgment on this case. Accordingly, the Group considers the ultimate outcome of this litigation to be subject to significant uncertainty. Consequently, applying the prudence principle, the company has made a provision for the litigation amount and recorded it as a non-operating expense in its financial statements.

The defendants in this case are Quanzhou Youyi Dianhuan Network Technology Co., Ltd., Youpin Automobile Service (Shandong) Co., Ltd., and Shanghai Youxu New Energy Technology Co., Ltd. The plaintiff, Quanzhou Meibiao Youxin Automobile Sales Service Co., Ltd., filed the following claims: (1) payment of RMB 700,000 for battery costs plus interest on delayed payment (calculated at 1.5 times the LPR from the filing date until full payment); and (2) coverage of all litigation fees by the defendants. The Quanzhou Fengze District People’s Court accepted the case, which was heard on March 22, 2024. On April 10, 2024, both parties conducted additional online cross-examination of supplementary evidence. On July 10, 2024, the court ruled in favor of the plaintiff, ordering Shandong Youpin to pay the battery costs and interest. On July 25, 2024, Shandong Youpin appealed to the Quanzhou Intermediate People’s Court. On November 8, 2024, the Quanzhou Intermediate Court ruled to overturn the original judgment and remand the case to the Quanzhou Fengze District People’s Court for retrial. On July 21, 2025, the Quanzhou Fengze District People’s Court held a retrial hearing, and the judgment is pending.

Liaoning Youguan and Youpin are the defendants in this case, with the Dalian Jinpu New Area Administrative Committee as the plaintiff. The plaintiff and the defendants entered into a cooperative investment agreement concerning new energy vehicles and related industries. The agreement stipulated that the plaintiff would provide financial support funds to the defendants under specific conditions. The plaintiff is now demanding the defendants return the support funds in the amount of RMB 9,887, plus interest of RMB 1,483. The company maintains that it committed no substantive breach of contract in this case, and furthermore, the original investment agreement did not specify the criteria for determining a breach. This case was accepted by the Dalian Arbitration Commission on April 30, 2025. The defendants have subsequently filed an application with the Dalian Intermediate People’s Court to confirm the validity of the arbitration agreement.

Shanghai Youxu and Youxu Nanyang are the defendants in this case, with the plaintiff being Shanghai Jiehuan Intelligent Technology Co., Ltd. The parties had previously entered into a debt-to-equity swap agreement concerning multiple creditor’s rights. The agreement stipulated that the defendants were required to complete the equity transfer by May 31, 2025. Due to the procedural timeline required for the equity transfer, the defendants failed to complete it by the deadline. Consequently, the plaintiff filed a claim demanding the defendants pay the outstanding debt of RMB 5,800. The case had its first court hearing on August 12, 2025, and no judgment has been rendered yet. The parties are currently negotiating the possibility of an out-of-court settlement, with the primary objective still being the transfer of the relevant creditor’s rights.

Youxu Zibo and Youpin Shandong are the defendants in this case, with Shandong Qiying Industrial Investment and Development Co., Ltd. as the plaintiff. The parties entered into a contract in 2022, stipulating that the defendants would lease the plaintiff’s factory building and dormitories by means of equity transfer. In 2025, the plaintiff filed a lawsuit requesting the court to order the defendants to pay RMB 7,608 in rent and RMB 619 in liquidated damages. Pursuant to the contract, the company has not triggered the default clause and is therefore not obligated to pay the rent. The case was heard in court on September 12, 2025, and no judgment has been rendered yet.

Youguan Financial Leasing (China) Co., Ltd. sued Sichuan Maichebang Automobile Sales Co., Ltd., Yuan Mingqin and Yuan Jinsong for rent and liquidated damages of a total of RMB1,949, on January 9, 2024. The case has been accepted by the court. On March 21, 2025, the Zhangdian District People’s Court of Zibo City reopened proceedings for the case. Subsequently, the court issued a judgment on July 21, 2025, ordering the defendant to pay the plaintiff rent and liquidated damages totaling RMB1,378.

Quanzhou Youyi Power Exchange Network Technology Co., Ltd., Youpin SD and SH Youxu were sued by Quanzhou Meibiaoyouxin Automobile Sales Service Co., Ltd. for payment of RMB700 (US$96) and liquidated damages. On July 25, 2024, Shandong Youpin filed an appeal with the Quanzhou Intermediate People’s Court. On November 8, 2024, the Quanzhou Intermediate Court ruled to overturn the original judgment and remand the case to the Quanzhou Fengze District People’s Court for retrial. On July 21, 2025, the Quanzhou Fengze District People’s Court held a retrial hearing, and the judgment is pending.

AHYS, Shanghai Youcang Business Consulting Partnership (Limited Partnership), and Li Jia were sued by Zhuji Huarui Wenhua Equity Investment Partnership (Limited Partnership), Zhuji Huarui Torch Venture Capital Investment Partnership (Limited Partnership) and Zhuji Fuhui Industrial Transformation and Upgrading Investment Fund Partnership (Limited Partnership). The plaintiffs requested the court to order the defendants to jointly pay the investment exit amount of RMB10,000, along with overdue payment penalties (calculated based on RMB10,000 at the prevailing one-year Loan Prime Rate (LPR) of banks, calculated from January 1, 2024, to the actual payment date; and the litigation costs. The parties are currently pursuing an out-of-court settlement structured as a debt-to-equity conversion.

Zibo Hengsong You Car Equity Investment Fund Partnership (Limited Partnership) has sued Youpin SD, AHYS, WFOE and Mr. Jia Li. The plaintiff requests the defendants to repurchase the 13.0435% equity interest in Youpin SD and jointly pay the equity repurchase price of RMB240,000 plus interest (temporarily calculated at RMB78,220). In response, the defendants have filed a counterclaim with the court, requesting that Zibo Hengsong transfer all its equity in Youpin Shandong to AHYS (a entity designated by Li Jia) at the agreed consideration of RMB 0.001, and cooperate in completing the equity change registration procedures. Both the counterclaim and the application to add a third party have been accepted by the court. The case is scheduled for a hearing on September 26, 2025.

Liaoning Youguan and Youpin are the defendants in this case, with the Dalian Jinpu New Area Administrative Committee as the plaintiff. The plaintiff and the defendants entered into a cooperative investment agreement concerning new energy vehicles and related industries. The agreement stipulated that the plaintiff would provide financial support funds to the defendants under specific conditions. The plaintiff is now demanding the defendants return the support funds in the amount of RMB 9,887, plus interest of RMB 1,483. This case was accepted by the Dalian Arbitration Commission on April 30, 2025. The defendants have subsequently filed an application with the Dalian Intermediate People’s Court to confirm the validity of the arbitration agreement.

A contingency provision of RMB 3,000 (US 419) and nil was accounted as of June 30, 2025 and December 31, 2024.

Guarantees

From August 2020 to November 2021, Youguan Financial Leasing provided a total of RMB5,869 (US$827) guarantee to its four customers who entered into two five-year guarantees and two four-year guarantees. As of the date of this annual report, the balance of the guarantees were RMB2,003(US$274).

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations, provisions or guarantees as of June 30, 2025.